Biological assets (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Biological Assets
Historic cost	$ 16,883,106	$ 14,764,284	$ 16,180,293
Book Value	16,883,106	14,764,284	$ 16,180,293
Conversion effect	(173,046)	(2,006,357)
Acquisitions	34,634,429	30,554,114
Decreases due to harvesting	(33,400,203)	(30,547,833)
Others increases (decreases)	1,057,642	584,067
Sub-Total	$ 2,118,822	$ (1,416,009)